Condensed Balance Sheets (Parentheticals) - USD ($)				3 Months Ended	12 Months Ended
		Feb. 28, 2021	Dec. 31, 2020	Mar. 31, 2022	Dec. 31, 2021
Preference shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized			1,000,000	1,000,000	1,000,000
Preference shares, shares issued			0	0	0
Preference shares, shares outstanding			0	0	0
Founder Shares			$ 24,856		$ 144
Founder Shares [Member]
Founder Shares (in Shares)		75,000	7,187,500
Founder Shares			$ 25,000
Sponsor.Member [Member]
Founder Shares (in Shares)		75,000	7,187,500
Founder Shares		$ 1,437,500	$ 25,000
Class A Ordinary Shares
Ordinary shares subject to possible redemption			0	34,500,000	34,500,000
Ordinary shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, authorized			200,000,000	200,000,000	200,000,000
Ordinary shares, issued			0	0	0
Ordinary shares, outstanding			0	0	0
Common stock subject to forfeiture shares				34,500,000	34,500,000
Shares issued				34,500,000	34,500,000
Class A Ordinary Shares | Common Stock [Member]
Ordinary shares, issued			0		0
Ordinary shares, outstanding			0		0
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, authorized			20,000,000	20,000,000	20,000,000
Ordinary shares, issued			7,187,500	8,625,000	8,625,000
Ordinary shares, outstanding			7,187,500	8,625,000	8,625,000
Shares issued				8,625,000
Class B Ordinary Shares | Common Stock [Member]
Founder Shares (in Shares)	[1]		7,187,500		1,437,500
Founder Shares			$ 719		$ 144

[1]	On December 31, 2020, an aggregate of 7,187,500 founder shares were issued to the Sponsor for an aggregate purchase price of $25,000. In February 2021, the Sponsor transferred an aggregate of 75,000 founder shares to the Company’s independent directors. Additionally, on February 23, 2021, the Company effectuated a recapitalization, and an additional 1,437,500 Class B ordinary shares were issued to the Sponsor and, as a result, the initial shareholders held 8,625,000 founder shares, including up to 1,125,000 founder shares which were subject to forfeiture by the Sponsor, if the over-allotment option was not exercised by the underwriters in full. As a result of the underwriters’ full exercise of their over-allotment option on February 26, 2021, none of the Class B ordinary shares are subject to forfeiture any longer.